Expense Example {- Franklin Small Cap Value VIP Fund} - FTVIP Class 1-59 - Franklin Small Cap Value VIP Fund - Class 1	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847